SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Text Block]
13.	SUBSEQUENT EVENTS

Subsequent to December 31, 2011, the Company has:

	a)	1,613,162 warrants expired unexercised;

	b)	agreed to sell the Company’s interest in the Pires Gold Project for $100,000 payable in two tranches, the first on signing (paid) and the second no later than June 30, 2012;

	c)	agreed to purchase the 10% interest earned by Ansell Capital in the Pires Gold Project for $10,000 cash and the issuance of 300,000 shares from treasury (issued);

d)

completed a private placement of 3,074,120 units for a total proceed of $153,706 at US$0.05 per unit. Each Unit consists of one common share of the Company and one half share purchase warrant. Each whole warrant is exercisable on or before April 13, 2013 at a price of $0.10 per share and on or before April 13, 2014 at a price of US$0.15;

	e)	repaid total $41,000 in loans payable and $112,706 in amounts due to related parties.

Subsequent events were reviewed to the date the financial statements were issued, and management has determined there are no material transactions that have not been disclosed..